Events After The Reporting Period - Additional Information (Detail)												9 Months Ended		12 Months Ended
	Nov. 14, 2022 CAD ($)	Nov. 14, 2022 USD ($)	Oct. 18, 2022 CAD ($)	Oct. 17, 2022 USD ($)	Oct. 13, 2022	Jul. 29, 2022 CAD ($)	Jul. 06, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	May 06, 2022 CAD ($)	Apr. 01, 2022 USD ($)	Mar. 28, 2022 USD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Oct. 15, 2022	Oct. 14, 2022	May 05, 2022 USD ($)	Jan. 17, 2022 CAD ($)
Events After The Reporting Period [Line Items]
Promissory notes issued														$ 22,295,710	$ 19,534,988
Repayments of borrowings												$ 10,446,351	$ 7,765,764	$ 9,781,554	$ 9,011,638	$ 6,787,528
Share based compensation by share based award optons granted during the period												347,049		487,775	153,828	323,278
Share based compensation by share based award equity instruments other than options granted during the period														73,164	123,797
Proceeds from loans and bank indebtedness, net of transaction costs												$ 26,038,316	$ 10,464,794	$ 13,752,698	$ 8,726,766	$ 16,539,700
Asset Care Initialization [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported												2,037,014
AssetCare Solutions [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported												$ 534,662
Top of range [member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity												October 31, 2022		October 31, 2022
Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Commitments Income Based Payment sharing ratio											50/50
Commitments project term											20 years
Warrant liability																						$ 195,066
New Agreement Being Replaced With An Old Agreement [Member] | Technology Continuation Agreement [Member] | Agnity Global Inc [Member]
Events After The Reporting Period [Line Items]
Receipt of money from the counterpary including advances returned net of services received						$ 6,000,000
Contract Modification Revenue Reversal [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported										$ 2,571,676
Contract Modification Revenue Reversal [Member] | Asset Care Initialization [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported										2,037,014
Contract Modification Revenue Reversal [Member] | AssetCare Solutions [Member]
Events After The Reporting Period [Line Items]
Reversal of revenue previously reported										$ 534,662
Expiry Of Unexcercised Warrants [Member]
Events After The Reporting Period [Line Items]
Class of warrants or rights expired during the period | shares							525,114	19,318
Class of warrants or rights expired during the period exercise price per unit | $ / shares							$ 14.25	$ 15
Grant Of Options And Instruments Other Than Options [Member] | Equity Incentive Plan [Member]
Events After The Reporting Period [Line Items]
Share based compensation by share based award optons granted during the period						161,300
Grant Of Options And Instruments Other Than Options [Member] | Equity Incentive Plan [Member] | RSU's [member]
Events After The Reporting Period [Line Items]
Share based compensation by share based award equity instruments other than options granted during the period						151,550
Entering into significant commitments or contingent liabilities [member] | Cloud Service Purchase Agreement [Member]
Events After The Reporting Period [Line Items]
Commitment, term				36 months
Entering into significant commitments or contingent liabilities [member] | Cloud Service Purchase Agreement [Member] | Not later than one year [member]
Events After The Reporting Period [Line Items]
Minimum amount committed				$ 250,000
Entering into significant commitments or contingent liabilities [member] | Cloud Service Purchase Agreement [Member] | Later than one year and not later than two years [member]
Events After The Reporting Period [Line Items]
Minimum amount committed				750,000
Entering into significant commitments or contingent liabilities [member] | Cloud Service Purchase Agreement [Member] | Later than two years and not later than three years [member]
Events After The Reporting Period [Line Items]
Minimum amount committed				$ 14,000,000
Promissory note.
Events After The Reporting Period [Line Items]
Promissory notes issued											$ 5,000,000
Promissory note. | Electric Vehicle [Member]
Events After The Reporting Period [Line Items]
Promissory notes issued											$ 15,000,000
Borrowings, maturity											March 31, 2025
Borrowings, interest rate											10.00%
Term Loan [Member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Notional amount																$ 13,000,000
Borrowings, maturity																August 2026
Repayments of borrowings												$ 2,044,086
Term Loan [Member] | Top of range [member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate												9.50%
Term Loan [Member] | Amendment To Term Loan [Member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Repayments of borrowings									$ 2,044,086
Term Loan [Member] | Amendment To Term Loan [Member] | Fiera Private Debt Fund VI LP [Member] | Previous Interest Rate [Member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate									6.85%
Term Loan [Member] | Amendment To Term Loan [Member] | Fiera Private Debt Fund VI LP [Member] | Current Interest Rate [Member]
Events After The Reporting Period [Line Items]
Borrowings, interest rate									9.50%
Term Loan [Member] | Amendment to Accommodation Agreement [Member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Accommodation fees payable	$ 15,800
Term Loan [Member] | Amendment to Accommodation Agreement [Member] | Accommodation Agreement [Member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity					October 31, 2022
Borrowings, interest rate																				9.50%
Term Loan [Member] | Amendment to Accommodation Agreement [Member] | Amended Accommodation Agreement [Member] | Fiera Private Debt Fund VI LP [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity					November 15, 2022
Borrowings, interest rate																			11.50%
Accommodation fees			$ 15,800
Financing of Electric Vehicle Development Projects [Member]
Events After The Reporting Period [Line Items]
Borrowings, maturity												March 31, 2025
Financing of Electric Vehicle Development Projects [Member] | Long-term borrowings [member]
Events After The Reporting Period [Line Items]
Notional amount																					$ 10,000,000
Unsecured Loan [Member] | Issuance of Unsecured Notes and Warrants [Member]
Events After The Reporting Period [Line Items]
Notional amount																	$ 1,350,000	$ 1,000,000
Borrowings, maturity														June 30, 2023
Borrowings, interest rate												15.00%
Proceeds from loans and bank indebtedness, net of transaction costs	$ 675,000	$ 500,000